Short-Term Investments	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments

4. Short-Term Investments

The following table summarizes, by major security type, our short-term investments that are measured at fair value on a recurring basis as of June 30, 2015, in thousands:

		As of June 30, 2015
	Maturity (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Government sponsored entities	2 years or less	$13,317	$1	$(2)	$13,316
Corporate debt securities	2 years or less	8,946	—	(13)	8,933
Commercial paper	1 year or less	3,896	—	—	3,896

Total		$26,159	$1	$(15)	$26,145

These investments are classified as current assets, even though the stated maturity date may be one year or more beyond the current balance sheet date, which reflects management’s intention to use the proceeds from sales of these securities to fund our operations, as necessary. We review our investments to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee, and our intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. As of June 30, 2015, we had not recognized any such impairment in our condensed financial statements.